Equity (Details Text) (Detail) $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 26, 2018 BRL (R$)	Jun. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 shares $ / shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2018 USD ($) shares $ / shares	Oct. 30, 2018 USD ($)	Dec. 31, 2017 BRL (R$) shares	Sep. 29, 2017 BRL (R$)
Equity (Details Text)
Common Shares | shares						327,285,232	327,285,232		262,288,607
Compensation expenses related to LTIP						R$ 299,036
Distribuition of dividends related six months de 2017										R$ 142,797
Distribuition of dividends related year 2016										R$ 96,008
The total dividends distributed amounted						238,803
Dividends distributed, offset against receivables under the centralized cash management with UOL						184,530
Dividends distributed, paid in cash by PagSeguro Brazil to UOL						54,272
Equity valuation adjustments						(7,325)			R$ 55
Treasury shares						R$ 39,532	$ 10,119,425	$ 250,000
Treasury shares, shares | shares						503,642	503,642
Treasury shares, average value per share | $ / shares							$ 20.09
Long-Term Incentive Plan
Equity (Details Text)
Percentage of stock						3.00%	3.00%
Shares granted | shares						5,896,861
Shares outstanding | shares						3,024,625	3,024,625
Common shares
Equity (Details Text)
Common Shares | shares						327,285,232	327,285,232
Common Shares, Par Value | $ / shares							$ 0.000025
Class A common shares | Long-Term Incentive Plan
Equity (Details Text)
LTIP exercised | shares					1,823,727
Share price per share | $ / shares					$ 21.50
Class A common shares | Shares offered by PagSeguro Digital
Equity (Details Text)
Common Shares, Par Value | $ / shares		$ 29.25		$ 21.50	$ 21.50
Global offering of shares | shares		11,550,000		50,925,642	50,925,642
Net proceeds from issuance of new shares	R$ 1,232,600	$ 326,800	R$ 3,289,800	$ 1,046,000
BCPS
Equity (Details Text)
Equity valuation adjustments						R$ 263			R$ 55
Subsidiaries BIVA
Equity (Details Text)
Equity valuation adjustments						R$ 7,588